UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jove Partners, L.P.
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Address:   P.O. Box 418
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           Babylon, NY 11702
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           --------------------------------------------------

Form 13F File Number:   028-12873
                        ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Calone
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Title:     Chief Operating Officer
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Phone:     917-684-1052
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Signature, Place, and Date of Signing:

         /s/ David Calone          New York, New York        October 30, 2009
       ------------------------   ------------------------  -------------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             0
                                               -------------

Form 13F Information Table Value Total:            $0
                                               ------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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                           FORM 13F INFORMATION TABLE


   COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4               COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8

                    TITLE OF                VALUE                                 PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER      CLASS        CUSIP     (x$1000)    SHRS OR PRN AMT SH/ PRN    CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------   ----------  ---------- ----------  ------------------------- ------- ------------  ---------   -----------------

